UNITEDSTATES
                             SECURlTlES AND EXCHANGE COMMlSSION
                                 Washington, D. C.  20549

                                         Form 13F

                                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment [  ]; Amendment Number:_________
This Amendment (Check only one.):              [  ] is a restatement.
                                               [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Hundredfold Advisors, LLC
Address:     2940 N. Lunnhaven Rd.  #210-A
             Virginia Beach, VA  23452

Form 13F File Number: 28-12921

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Mary Collins
Title:          Managing Member
Phone:          (757) 463-7600
Email:          mcollins@hundredfoldadvisors.com

Signature, Place, and Date of Signing

/s/ Mary K. Collins    Virginia Beach, VA    Date:  7/9/09

Report Type (Check only one.):

[  ]    13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[X]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number      Name

28-12221                 Rafferty Asset Management